Fair Value Financial Measurements - Summary of Changes in Fair Value of Level 3 Financial Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value, beginning of period	$ 138	$ 158
Issuance of convertible preferred stock warrant			$ 158
Change in fair value of Level 3 financial liabilities	(51)	(20)
Fair value, end of period	$ 87	$ 138	$ 158